Share-Based Compensation Unrecognized Compensation Expense for Share-Based Awards (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense	$ 27,441
Weighted-average recognition period	2 years 9 months 18 days
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense	24,500
Weighted-average recognition period	2 years 8 months 12 days
Performance Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense	$ 2,941
Weighted-average recognition period	3 years 6 months